Expense Example - FidelityEmergingMarketsDiscoveryFundFidelityTotalEmergingMarketsFund-RetailComboPRO - FidelityEmergingMarketsDiscoveryFundFidelityTotalEmergingMarketsFund-RetailComboPRO - Fidelity Total Emerging Markets Fund - Fidelity Total Emerging Markets Fund
Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 121
3 years	378
5 years	654
10 years	$ 1,443